Commitments and contingencies (Details) - Schedule of future minimum payments under non-cancelable operating leases - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Schedule of future minimum payments under non-cancelable operating leases [Abstract]
2021	$ 3,121	$ 3,467
2022	4,129	4,129
2023	2,895	2,895
2024	2,969	2,969
2025	3,042	3,042
Thereafter	76,647	76,647
Total	$ 92,803	$ 93,149